UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
December 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--150.7%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.3%
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	2,000,000		1,781,140
Alaska--.3%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	2,000,000		1,379,780
Arizona--6.2%
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.55	12/1/41	5,565,000		5,768,568
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue)	5.00	1/1/38	17,210,000	a,b	18,304,212
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	6.25	7/1/38	5,000,000		5,178,900
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,410,000		2,754,666
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	500,000		461,880
California--18.0%
Barclays Capital Municipal Trust
Receipts (Los Angeles
Department of Airports, Senior

Revenue (Los Angeles
International Airport))	5.00	5/15/31	5,247,500	a,b	5,693,356
California,
GO (Various Purpose)	5.75	4/1/31	10,800,000		12,119,760
California,
GO (Various Purpose)	6.50	4/1/33	10,000,000		11,928,200
California,
GO (Various Purpose)	6.00	11/1/35	7,500,000		8,546,025
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	2,090,000		1,933,313
California Statewide Communities
Development Authority, Revenue
(Bentley School)	0.00	7/1/50	6,225,000	c	207,604
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	2,000,000		2,072,060
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	2,000,000		1,652,380
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	10,075,000		7,059,552
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.80	6/1/13	8,100,000	d	8,942,157
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.90	6/1/13	2,000,000	d	2,210,640
JPMorgan Chase Putters/Drivers
Trust (California Educational
Facilities Authority, Revenue

(University of Southern
California))	5.25	10/1/16	10,100,000	a,b	11,030,412
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	6,250,000		6,801,000
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	2,000,000		2,158,060
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000		2,705,225
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	7,300,000		5,161,465
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	3,500,000		3,953,180
Colorado--2.8%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000		1,909,320
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	3,500,000		4,165,315
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	5.00	2/1/41	5,000,000		5,137,600
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	960,000		1,033,402
Southlands Metropolitan District
Number 1, GO (Prerefunded)	7.13	12/1/14	2,000,000	d	2,375,500
Delaware--.9%
Delaware Economic Development
Authority, Exempt Facility

Revenue (Indian River Power
LLC Project)	5.38	10/1/45	5,000,000	4,825,400
Florida--7.7%
Clearwater,
Water and Sewer Revenue	5.25	12/1/39	5,000,000	5,472,000
Florida,
Department of Transportation
Right-of-Way Acquisition and
Bridge Construction Bonds	5.00	7/1/24	5,000,000	5,843,200
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	8,000,000	9,766,960
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	6,000,000	6,320,460
Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.50	8/1/34	6,000,000	6,467,640
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	6,500,000	6,677,190
Georgia--7.7%
Atlanta,
Airport General Revenue	5.00	1/1/26	5,000,000	5,295,350
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	6,000,000	7,008,720
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	6,000,000	6,464,340
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,654,004
DeKalb County Hospital Authority,
RAC (DeKalb Medical Center,
Inc. Project)	6.13	9/1/40	7,765,000	8,006,258
Fulton County Development

Authority, Revenue (Georgia
Tech North Avenue Apartments
Project) (Insured; XLCA)	5.00	6/1/32	2,300,000	2,385,468
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	6,000,000	6,393,540
Hawaii--.9%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.75	7/1/40	4,415,000	4,557,207
Idaho--1.0%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000	5,004,700
Illinois--5.3%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	5,000,000	5,492,200
Chicago,
Sales Tax Revenue	5.25	1/1/38	3,500,000	3,796,135
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.55	4/1/33	1,510,000	1,573,752
Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement Limited
Tax Bonds	5.00	12/1/32	7,500,000	8,379,075
Illinois Finance Authority,
Recovery Zone Facility Revenue
(Navistar International
Corporation Project)	6.50	10/15/40	4,000,000	4,170,160
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	4,000,000	4,317,640
Indiana--.9%
Indianapolis Local Public

Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
AMBAC)	5.00	1/1/36	4,500,000		4,513,455
Iowa--.3%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000		1,755,880
Kansas--.2%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	1,060,000		1,118,173
Kentucky--.9%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	2,000,000		2,100,760
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's HealthCare, Inc.
Project)	6.13	2/1/37	2,300,000		2,393,242
Louisiana--2.2%
Jefferson Parish Hospital Service
District Number 2, HR (East
Jefferson General Hospital)	6.25	7/1/31	3,000,000		3,132,090
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	2,979,000	e	1,191,153
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	7,000,000		7,404,250
Maine--.6%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center

Issue)	7.50	7/1/32	3,000,000		3,336,120
Maryland--1.2%
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	4,590,000		3,054,783
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Project) (Prerefunded)	6.50	6/1/13	3,000,000	d	3,262,710
Massachusetts--10.5%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	13,110,000	a,b	14,504,511
JPMorgan Chase Putters/Drivers
Trust (Massachusetts,
Consolidated Loan)	5.00	4/1/19	8,600,000	a,b	10,014,356
JPMorgan Chase Putters/Drivers
Trust (Massachusetts
Development Finance Agency,
Revenue (Harvard University
Issue))	5.25	2/1/34	10,000,000	a,b	11,652,100
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/36	5,000,000		5,264,700
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)
(Prerefunded)	9.00	12/15/12	1,200,000	d	1,308,576
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	185,000		186,434
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk

University Issue)	6.25	7/1/30	5,500,000	5,997,475
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	6,000,000	6,019,740
Michigan--10.3%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000	2,100,662
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	2,500,000	2,997,225
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	5,700,000	6,938,781
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC) 5.00		5/1/28	3,930,000	3,968,435
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,930,000	2,836,885
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	3,000,000	2,970,450
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	5,286,050
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	3,000,000	3,019,800
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	11,100,000	10,597,170
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	5,500,000	6,604,510
Wayne County Airport Authority,

Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	7,000,000	6,882,470
Minnesota--3.0%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	1,373,303	1,422,756
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	1,520,716	1,622,573
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	5,000,000	5,701,050
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.25	10/1/47	1,265,000	1,274,551
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.15	11/15/20	3,310,000	3,320,162
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/26	2,500,000	2,558,425
Mississippi--3.3%
Clairborne County,
PCR (System Energy Resources,
Inc. Project)	6.20	2/1/26	2,525,000	2,526,439
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	9,310,000	9,353,757
Mississippi Development Bank,
Special Obligation Revenue
(Magnolia Regional Health

Center Project)	6.50	10/1/31	5,000,000		5,402,400
Missouri--1.7%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project) (Prerefunded)	5.38	12/1/12	2,000,000	d	2,093,080
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project) (Prerefunded)	5.50	12/1/12	4,500,000	d	4,714,605
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000		2,003,220
Montana--.0%
Montana Board of Housing,
SFMR	6.45	6/1/29	245,000		249,444
Nevada--1.0%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000		5,274,700
New Hampshire--1.3%
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	6.00	10/1/24	1,000,000		1,011,870
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	5.75	10/1/31	1,000,000		1,011,200
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,000,000		5,011,500
New Jersey--4.0%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/34	5,500,000		5,634,420

New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/30	5,000,000		5,309,600
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	5,000,000		3,957,350
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	5,640,000	d	6,179,522
New Mexico--1.5%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	7,000,000		7,219,100
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	705,000		751,311
New York--9.2%
Barclays Capital Municipal Trust
Receipts (New York City
Municipal Water Finance
Authority, Water and Sewer
System General Resolution
Revenue)	5.00	6/15/39	20,000,000	a,b	21,404,800
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.50	11/1/27	5,000,000	a,b	5,987,300
JPMorgan Chase Putters/Drivers
Trust (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	a,b	5,958,450
New York City Educational

Construction Fund, Revenue	6.50	4/1/27	4,490,000		5,560,596
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000		5,773,250
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,625,000		1,641,477
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000		2,108,420
Ohio--5.0%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/30	3,000,000		2,227,440
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	2,300,000		1,654,712
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,500,000		3,517,955
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/29	3,955,000	c	1,696,102
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/31	3,955,000	c	1,491,826
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric

Corporation Project)	5.63	10/1/19	5,900,000		6,583,279
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000	b	2,290,410
Toledo Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	1,800,000		1,795,500
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	5,000,000		4,757,700
Oregon--.6%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	3,300,000		3,391,905
Pennsylvania--2.3%
Delaware County Industrial
Development Authority, Charter
School Revenue (Chester
Community Charter School
Project)	6.13	8/15/40	5,000,000		4,738,700
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	3,000,000	a,b	3,164,940
Philadelphia,
GO	6.50	8/1/41	3,550,000		4,145,867
Rhode Island--1.1%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000		5,753,450
South Carolina--4.2%
Barclays Capital Municipal Trust

Receipts (Columbia, Waterworks
and Sewer System Revenue)	5.00	2/1/40	10,000,000	a,b	10,941,300
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	10,000,000		11,059,300
Tennessee--3.5%
Barclays Capital Municipal Trust
Receipts (Rutherford County
Health and Educational
Facilities Board, Revenue
(Ascension Health Senior
Credit Group))	5.00	11/15/40	10,000,000	a,b	10,514,100
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	7,000,000		7,955,710
Texas--11.7%
Barclays Capital Municipal Trust
Receipts (Leander Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program))	5.00	8/15/40	8,510,000	a,b	9,159,526
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)
(Insured; National Public
Finance Guarantee Corp.)	6.25	11/1/28	2,540,000		2,550,084
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.25	12/1/48	10,000,000		10,667,800
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	2,000,000		2,298,820
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000		5,762,200
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty

Municipal Corp.)	5.75	1/1/40	10,300,000		11,136,463
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,500,000		5,824,060
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.75	10/1/21	6,000,000		6,109,500
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	13.27	7/2/24	550,000	f	602,250
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	7,100,000		7,133,015
Vermont--.1%
Vermont Housing Finance Agency,
SFHR (Insured; Assured
Guaranty Municipal Corp.)	6.40	11/1/30	425,000		433,933
Virginia--2.0%
Barclays Capital Municipal Trust
Receipts (Virginia Small
Business Financing Authority,
Health Care Facilities Revenue
(Sentara Healthcare))	5.00	11/1/40	10,000,000	a,b	10,417,900
Washington--4.8%
Barclays Capital Municipal Trust
Receipts (King County, Limited
Tax GO (Payable from Sewer
Revenues))	5.13	1/1/33	10,000,000	a,b	10,928,800
Barclays Capital Municipal Trust
Receipts (King County, Sewer
Revenue)	5.00	1/1/29	3,998,716	a,b	4,542,776
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	5,975,000		6,781,565
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	3,000,000		3,147,900

Washington Housing Finance
Commission, Revenue
(Single-Family Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.15	6/1/37	5,000		5,043
West Virginia--.8%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	2,000,000		2,009,660
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000		2,284,695
Wisconsin--3.9%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.13	6/1/12	2,795,000	d	2,863,925
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	12,995,000	d	13,362,499
Madison,
IDR (Madison Gas and Electric
Company Projects)	5.88	10/1/34	2,390,000		2,397,122
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	2,000,000		2,043,340
Wyoming--1.0%
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/33	2,360,000		2,540,092
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.38	1/1/42	2,750,000		2,917,640
U.S. Related--6.5%
Guam,
LOR (Section 30)	5.75	12/1/34	2,000,000		2,069,920
Guam Housing Corporation,
SFMR (Guaranteed

Mortgage-Backed Securities
Program) (Collateralized;
FHLMC)	5.75	9/1/31	965,000		1,092,052
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	2,000,000		1,923,220
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	2,000,000		2,058,840
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,610,000		1,711,253
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	2,390,000		2,694,223
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,500,000		2,571,625
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/38	5,000,000		5,295,750
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000		2,639,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,000,000		12,068,540
Total Long-Term Municipal Investments
(cost $747,527,079)					791,471,572
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.7%	Rate (%)	Date	Amount ($)		Value ($)
California--1.6%
California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)	0.04	1/1/12	2,000,000	g	2,000,000
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.05	1/1/12	5,800,000	g	5,800,000
Irvine Assessment District Number
89-10 (LOC: California State
Teachers Retirement System and

State Street Bank and Trust
Co.)	0.09	1/1/12	715,000	g	715,000
New York--2.1%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.05	1/1/12	3,400,000	g	3,400,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.08	1/1/12	4,600,000	g	4,600,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.08	1/1/12	2,800,000	g	2,800,000
Total Short-Term Municipal Investments
(cost $19,315,000)					19,315,000

Total Investments (cost $766,842,079)			154.4%		810,786,572
Liabilities, Less Cash and Receivables			(13.7%)		(71,755,345)
Preferred Stock, at redemption value			(40.7%)		(213,750,000)
Net Assets Applicable to Common Shareholders			100.0%		525,281,227

a	Collateral for floating rate borrowings.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities were valued at $166,509,249 or 31.7% of net assets applicable to Common Shareholders.

c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e	Non-income producing security; interest payments in default.
f	Inverse floater security--the interest rate is subject to change periodically. Rate shown is the interest rate in effect at December 31, 2011.
g	Variable rate demand note - rate shown is the interest rate in effect at December 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $766,842,079. Net unrealized appreciation on investments was $43,944,493 of which $51,313,953 related to appreciated investment securities and $7,369,460 related to depreciated investment securities.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	810,786,572	-	810,786,572

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

By: /s/James Windels
James Windels Treasurer
Date:	February 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)